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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ] Amendment Number :
                                               --------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRB Management, L.P.
Address:   300 Crescent Court, Suite 1111
           Dallas, Texas 75201

Form 13F File Number: 028-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Becker               Contact Person: George Lee
Title:   Member of BC Advisors,
         L.L.C., general partner of
         SRB Management, L.P.
Phone:   (214) 756-6056

Signature, Place and Date of Signing:


/s/ Steven R. Becker                    Dallas, Texas   May 15, 2007
-------------------------------------   -------------   ------------
(Signature)                             (City, State)   (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               29

Form 13F Information Table Value Total:         $114,331
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

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
COLUMN 1                        COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                 VALUE   SHRS OR  SH / PUT / INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP   (X$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ACCELRYS INC                       COM       00430U103     6132   961,172 SH         SOLE                  961,172
ACUSPHERE INC                      COM       00511R870      312   112,894 SH         SOLE                  112,894
ADEPT TECHNOLOGY INC             COM NEW     006854202     2028   267,245 SH         SOLE                  267,245
AUTOBYTEL INC                      COM       05275N106     8734 2,467,200 SH         SOLE                2,467,200
BEAR STEARNS                       PUT       073902958    37588   250,000 SH   PUT   SOLE                  250,000
BORLAND SOFTWARE CORP              COM       099849101     2677   508,000 SH         SOLE                  508,000
CALIPER LIFE SCIENCES INC          COM       130872104     2012   356,169 SH         SOLE                  356,169
CALIPER LIFE SCIENCES INC   *W EXP 08/10/201 130872112      538   275,746 SH         SOLE                  275,746
CALLIDUS SOFTWARE INC              COM       13123E500     5103   680,464 SH         SOLE                  680,464
CHEROKEE INTERNATIONAL CORP        COM       164450108     3868   685,780 SH         SOLE                  685,780
CORGI INTL LTD                SPON ADR NEW   21872Q202     1494   311,233 SH         SOLE                  311,233
DESIGN WITHIN REACH INC            COM       250557105     1812   315,761 SH         SOLE                  315,761
ENCISION INC                       COM       29254Q104      754   187,175 SH         SOLE                  187,175
INVENTURE GROUP INC                COM       461214108     6940 2,434,997 SH         SOLE                2,434,997
ICAGEN INC                         COM       45104P104     2908 2,107,110 SH         SOLE                2,107,110
KINTERA INC                        COM       49720P506     2787 1,746,143 SH         SOLE                1,746,143
MODTECH HLDGS INC                  COM       60783C100       83    26,422 SH         SOLE                   26,422
MONTEREY GOURMET FOODS INC         COM       612570101     1968   459,804 SH         SOLE                  459,804
NMS COMMUNICATIONS CORP            COM       629248105     2387 1,340,313 SH         SOLE                1,340,313
NEOMAGIC CORP                    COM NEW     640497202      790   243,900 SH         SOLE                  243,900
OMEGA PROTEIN CORP                 COM       68210P107     2679   382,708 SH         SOLE                  382,708
PALATIN TECHNOLOGIES INC         COM NEW     696077304     1185   640,350 SH         SOLE                  640,350
PEERLESS SYS CORP                  COM       705536100     1208   549,032 SH         SOLE                  549,032
QUOVADX                            COM       74913K106     3853 1,510,862 SH         SOLE                1,510,862
STRATEGIC DIAGNOSTICS INC          COM       862700101    10564 2,063,296 SH         SOLE                2,063,296
WEB.COM INC                      COM NEW     94732Q100       91    20,800 SH         SOLE                   20,800
WORLD HEART CORP                 COM NEW     980905202     2100 6,000,000 SH         SOLE                6,000,000
YOUBET.COM INC                     COM       987413101      665   221,590 SH         SOLE                  221,590
ZILA INC                      COM PAR $0.01  989513205     1071   571,429 SH         SOLE                  571,429
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